REVENUE - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Net revenue	$ 427,935	$ 332,856
Revenue from Contract with Customer, Product and Service Benchmark | Customer Concentration Risk | Customer1
Disaggregation of Revenue [Line Items]
Concentration risk	13.50%
Brand Direct
Disaggregation of Revenue [Line Items]
Net revenue	$ 253,787	197,551
Marketplace
Disaggregation of Revenue [Line Items]
Net revenue	224,158	155,999
Other
Disaggregation of Revenue [Line Items]
Net revenue	9,640	9,357
Intercompany eliminations
Disaggregation of Revenue [Line Items]
Net revenue	(59,650)	(30,051)
Customer acquisition
Disaggregation of Revenue [Line Items]
Net revenue	409,450	305,630
Customer acquisition | Brand Direct
Disaggregation of Revenue [Line Items]
Net revenue	244,942	179,682
Customer acquisition | Marketplace
Disaggregation of Revenue [Line Items]
Net revenue	224,158	155,999
Customer acquisition | Other
Disaggregation of Revenue [Line Items]
Net revenue	0	0
Customer acquisition | Intercompany eliminations
Disaggregation of Revenue [Line Items]
Net revenue	(59,650)	(30,051)
Managed services
Disaggregation of Revenue [Line Items]
Net revenue	15,316	24,008
Managed services | Brand Direct
Disaggregation of Revenue [Line Items]
Net revenue	8,845	17,869
Managed services | Marketplace
Disaggregation of Revenue [Line Items]
Net revenue	0	0
Managed services | Other
Disaggregation of Revenue [Line Items]
Net revenue	6,471	6,139
Managed services | Intercompany eliminations
Disaggregation of Revenue [Line Items]
Net revenue	0	0
Software services
Disaggregation of Revenue [Line Items]
Net revenue	3,169	3,218
Software services | Brand Direct
Disaggregation of Revenue [Line Items]
Net revenue	0	0
Software services | Marketplace
Disaggregation of Revenue [Line Items]
Net revenue	0	0
Software services | Other
Disaggregation of Revenue [Line Items]
Net revenue	3,169	3,218
Software services | Intercompany eliminations
Disaggregation of Revenue [Line Items]
Net revenue	$ 0	$ 0